As filed with the Securities and Exchange Commission on May 11, 2012

Securities Act File No. 33-66262

Investment Company Act File No. 811-07896

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 27	☒
and/or REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 28	☒

GAMCO GLOBAL SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Sonia K. Kothari, Esq.	Richard T. Prins, Esq.
GAMCO Global Series Funds, Inc.	Skadden, Arps, Slate, Meagher & Flom
One Corporate Center	Four Times Square, 30th Floor
Rye, New York 10580-1422	New York, New York 10036

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GAMCO GLOBAL SERIES FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 11th day of May, 2012.

GAMCO GLOBAL SERIES FUNDS, INC.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 27 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	Mario J. Gabelli*	Chairman of the Board	May 11, 2012
Mario J. Gabelli

	/s/ Bruce N. Alpert	President and Secretary	May 11, 2012
	Bruce N. Alpert	(Principal Executive Officer)

	/s/ Agnes Mullady	Treasurer	May 11, 2012
	Agnes Mullady	(Principal Financial
and Accounting Officer)

	John D. Gabelli*	Director	May 11, 2012
John D. Gabelli

	E. Val Cerutti*	Director	May 11, 2012
E. Val Cerutti

	Anthony J. Colavita*	Director	May 11, 2012
Anthony J. Colavita

	Arthur V. Ferrara*	Director	May 11, 2012
Arthur V. Ferarra

	Werner Roeder, MD*	Director	May 11, 2012
Werner Roeder, MD

	Anthonie C. van Ekris*	Director	May 11, 2012
Anthonie C. van Ekris

	Salvatore J. Zizza*	Director	May 11, 2012
Salvatore J. Zizza

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase